Convertible Redeemable Preferred Shares	6 Months Ended
Jun. 30, 2019
Temporary Equity Disclosure [Abstract]
Convertible Redeemable Preferred Shares
14.	Convertible redeemable preferred shares
On September 29, 2017, the Company issued 4,945,055 shares of Series A convertible redeemable preferred shares (the “Series A Shares”) for US$6.5520 per share for cash of US$32,400,000.
On November 14, 2017, the Company issued 1,373,626 shares of Series A1 convertible redeemable preferred shares (the “Series A1 Shares”) for US$7.2800 per share for cash of US$10,000,000.
On March 4, 2018, the Company issued 5,420,144 shares of Series B1 convertible redeemable preferred shares (the “Series B1 Shares”) for US$19.3722 per share for cash of US$105,000,000. Subsequent to the Series B1 Closing, the investor, who is a leading provider of Internet Value-added Services, and the Company’s PRC entities entered into a cooperation agreement that the investor will promote the Company’s mobile application and will charge the Company a service fee. See (1) below for accounting treatment.
On March 8, 2018, the Company issued 3,895,728 shares of Series B2 convertible redeemable preferred shares (the “Series B2 Shares”) for US$23.6156 per share for cash of US$92,000,000.
On April 27, 2018, the Company issued 1,751,539 shares of Series B3 convertible redeemable preferred shares (the “Series B3 Shares”) for US$25.9772 per share for cash of US$45,500,000.
On September 4, 2018, the Company issued 1,450,520 shares of Series C1 convertible redeemable preferred shares (the “Series C1 Shares”) at US$34.47 per share for total consideration of US$50,000,000 to a third party investor (“Series C1 Investor A”). The appraised fair value of Series C1 shares is US$36.78 per share. Concurrently, the Company entered into a cooperation agreement with Series C1 Investor A, under which the Group will provide advertising service to Series C1 Investor A. See (2) below for accounting treatment of the discount.

On September 11, 2018, the Company entered into a supplemental agreement with Series C1 Investor A, under which the number of shares subscribed by Series C1 Investor A has been reduced from 1,450,520 to 290,104. The change of numbers has been concluded by the Company as an extinguishment of mezzanine equity as a separate transaction. See (3) below for accounting treatment of the extinguishment.
On September 4, 2018, the Company issued 145,052 shares of Series C1 convertible redeemable preferred shares at US$37.2280 per share for total consideration of US$5,400,000 to another third party investor (“Series C1 Investor B”).
The Series A, Series A1, Series B1, Series B2, Series B3 and Series C1 shares are collectively referred to as the Preferred Shares.
Upon the Series B1 Shares issuance Closing, several terms of the Series A Shares and Series A1 Shares have been updated to be consistent with the new issued Series B1 Shares’ rights summarized as follows:

(1)	The non-cumulative dividend rate for Series A, A1 was modified from 8% to 12%;

(2)
The term of redemption requirement for Series A Shares and Series A1 Shares has been changed from six years from the date of relevant Series Closing Date to five years from the date of Series B1 Shares issuance Closing;

(3)	The percentage to calculate the liquidation amount was modified from 100% to 120% for Series A Shares and Series A1 Shares;

(4)	The definition of a Qualified IPO.
The Company evaluated the modifications in accordance with its accounting policy and concluded that they are modifications, rather than extinguishment of Preferred Shares because the Company determined that the amendment did not add, remove, significantly change a substantive contractual term or to the nature of the overall instrument. The intention of the modification was to align the redemption rights and dividends right among existing Preferred Shareholders and the incoming Preferred Shareholders.
The modifications that resulted in difference of between the fair value of the modified Series A and Series A1 Preferred Shares and the carrying value of Series A and Series A1 Preferred Shares on the modification date have been recorded as a deemed dividend of RMB1,916,871 against the accumulated deficit.
The key terms of the Series A, Series A1, Series B1, Series B2, Series B3 and Series C1 Shares after the modifications are as follows:
Conversion rights
Each Preferred Share shall be convertible into such number of ordinary shares at the Preferred
Share-to-Ordinary
Share conversion ratio equal to Preferred Share Purchase Price for such Preferred Share divided by the then-effective Conversion Price (as defined below) for such Preferred Share. The “Conversion Price” for such Preferred Share shall initially be the Preferred Share Purchase Price for such Preferred Share, resulting in an initial conversion ratio for the Preferred Shares of 1:1, and shall be subject to adjustment and readjustment from time to time, including but not limited to additional equity securities issuance, share dividends, distribution, subdivisions, redemptions, combinations, or consolidation of ordinary shares. The conversion price is also subject to adjustment in the event the Company issues additional ordinary shares at a price per share that is less than such conversion price. In such case, the conversion price shall be reduced to adjust for dilution on a weighted average basis.
Each Preferred Share may, at the option of the holder thereof, be converted at any time after the date of issuance of such Preferred Shares into Ordinary Shares based on the then-effective Conversion Price.

In addition, each share of the Series A, A1, B1, B2, B3 and C1 Shares would automatically be converted into ordinary shares of the Company (i) upon the closing of an initial public offering of the Company’s shares or (ii) upon the date specified by written consent or agreement of its shareholders.
The Company determined that there were no beneficial conversion features identified for any of the Preferred Shares during any of the periods
.
In making this determination, the Company compared the fair value of the ordinary shares into which the Preferred Shares are convertible with the respective effective conversion price at the issuance date. In all instances, the effective conversion price was greater than the fair value of the ordinary shares. To the extent a conversion price adjustment occurs, as described above, the Company will re-evaluate
whether or not a beneficial conversion feature should be recognized.
Dividend rights
The Series C1 Preferred Shareholders shall be entitled to receive, in preference to any dividend on the ordinary shares, non-cumulative
dividends for each Preferred Share at the rate equal to 12% of, as the case may be, the Series C1 Preferred Share Purchase Price, for each respective preferred shareholder, payable out of funds or assets when and as such funds or assets become legally available therefor, on parity with each other and prior and in preference to, and satisfied before, any declaration or payment of any dividend on the Series A Preferred Shares, the Series A1 Preferred Shares, the Series B1 Preferred Shares, the Series B2 Preferred Shares, the Series B3 Preferred Shares and the Ordinary Shares.
The Series B1, B2, B3 Preferred Shareholders shall be entitled to receive, in preference to any dividend on the ordinary shares, non-cumulative
dividends for each Preferred Share at the rate equal to 12% of, as the case may be, the Series B1, B2, B3 Preferred Share Purchase Price, for each respective preferred shareholder, payable out of funds or assets when and as such funds or assets become legally available therefor, on parity with each other and prior and in preference to, and satisfied before, any declaration or payment of any dividend on the Series A Preferred Shares, the Series A1 Preferred Shares and the Ordinary Shares.
The Series A, A1 Preferred Shareholders shall also be entitled to receive, in preference to any dividend on the ordinary shares, non-cumulative
dividends for each Preferred Share at the rate equal to 12% of, as the case may be, the Series A, A1 Preferred Share Purchase Price, for each respective preferred shareholder, payable out of funds or assets when and as such funds or assets become legally available therefor, on parity with each other and prior and in preference to, and satisfied before, any declaration or payment of any dividend on the Ordinary Shares.
Except the Exempted Dividends (as defined below), no dividend, whether in cash, in property, in shares in the Company or otherwise may be declared or paid on any other class or series of shares unless and until the Preferred Dividends are first paid in full.
Exempted Dividends means (1) a dividend payable solely in Ordinary Shares and to all shareholders of the Company on a pro rata basis, (2) the purchase, repurchase or redemption of Ordinary Shares by the Company at no more than cost from terminated employees, officers or consultants in accordance with the ESOP, or pursuant to written contractual arrangements with the Company approved by the Board (so long as such approval includes the approval of the Series A Director and the Series B1 Director), (3) the purchase, repurchase or redemption of Preferred Shares (including in connection with the conversion of such Preferred Shares into Ordinary Shares).
Voting rights
The holders of the Series A, A1, B1, B2, B3 and C1 Shares shall be entitled to such number of votes equal to the whole number of ordinary shares into which such Series, A1, B1, B2, B3 and C1 Shares are convertible.

Liquidation preference
In the event of any liquidation, dissolution or winding up of the Company, all assets and funds of the Company legally available for distribution to the shareholders shall, by reason of the shareholders’ ownership of the shares, be distributed as follows:
First, the holders of the Series C1 Shares shall be entitled to receive for each such Preferred Share held by such holder, on parity with each other and prior and in preference to any distribution of any of the assets or funds of the Company to the holders of the Series B1, B2, B3, A, A1 and Ordinary Shares by reason of their ownership of such shares, the amount equal to: (i) for each Series C1 Preferred Share, one hundred and twenty percent (120%) of the applicable Series C1 Issue Price, plus all accrued but unpaid dividends on such Series C1 Preferred Share.
Second, the holders of the Series B1, B2 and B3 Shares shall be entitled to receive for each such Preferred Share held by such holder, on parity with each other and prior and in preference to any distribution of any of the assets or funds of the Company to the holders of the Series A and A1 Preferred Shareholders by reason of their ownership of such shares, the amount equal to one hundred percent (120%) of the applicable Series B1, B2, B3 Issue Price, plus all accrued but unpaid dividends on such Preferred Shares.
Third, the holders of the Series A Shares and Series A1 Shares shall be entitled to receive for each such Preferred Share held by such holder, on parity with each other and prior and in preference to any distribution of any of the assets or funds of the Company to the holders of the Ordinary Shares by reason of their ownership of such shares, the amount equal to one hundred percent (120%) of the applicable Series A and A1 Issue Price, plus all accrued but unpaid dividends on such Preferred Shares. If the assets and funds available for distribution among the Preferred Shareholders shall be insufficient to permit the payment to such holders of the full amount, then the entire remaining assets and funds of the Company legally available for distribution to such shareholders shall be distributed ratably among the shareholders in proportion.
Fourth, if there are any assets or funds remaining after the aggregate amount have been distributed or paid in full to the applicable holders of Series A, A1, B1, B2, B3, C1 Shares, the remaining assets and funds of the Company available for distribution shall be distributed ratably among all shareholders according to the relative number of Ordinary Shares held by such holders on an as if converted basis.
A Deemed Liquidation Event shall be deemed to be any change of control event such as a liquidation, dissolution or winding up, merger and acquisition, reorganization of the Company, a sale, transfer, lease or other disposition of all or substantially all of the assets of any Group Company or the exclusive, irrevocable licensing of all or substantially all of any Group Company’s intellectual property to a third party. Any proceeds, whether in cash or properties, resulting from a Deemed Liquidation Event shall be distributed in accordance with the liquidation preference above.
Redemption right
For Series A, A1, B1, B2, B3 or C1 Shares, at the written request of any Series A or Series A1 Shareholder(s) who individually or in the aggregate hold(s) at least fifty one percent (51%) of all the issued and outstanding such Preferred Shares (“Initial Redemption Notice”), the Company shall redeem all or portion of the outstanding Series A, A1, B1, B2, B3 or C1 Shares respectively held by such Shareholder(s) upon the following redemption event: (i) the Company’s failure to complete a Qualified IPO within five (5) years after the date of the Series B1 Shares issuance Closing; (ii) any material breach by any Warrantor (as defined in the Series A, A1, B1, B2, B3 or Series C1 Purchase Agreement) in the Transaction Documents (as defined in the such Series Preferred Purchase Agreement, including those duly amended and restated versions from time to time) which causes a Material Adverse Effect (as defined in the such Series Preferred Purchase Agreement) on the business of the Group Companies or any holder of the Series A, A1, B1, B2, B3 or Series C1 Shares, or in the event any Warrantor gives any material misrepresentation or engages in wi
l
lful fraudulent misconducts, which causes a Material Adverse Effect on the business of the Group Companies or any holder of the Series A, A1, B1, B2, B3 or Series C1 Preferred Shares.
In addition, the Company shall (1) promptly thereafter provide all of the other holders of Preferred Shares notice of the Initial Redemption Notice and of their right to participate in such redemption, which right is exercisable by each such holder in their own discretion by delivering a written notice (each, a “Redemption Notice”) by hand or letter mail or courier service to the Company at its principal executive offices within fifteen (15) days of the giving of such notice by the Company, requesting and specifying redemption of all or part of their Preferred Shares, and (2) pay to each holder (each, a “Redeeming Preferred Shareholder”) of a Preferred Share for which an Initial Redemption Notice or a Redemption Notice has been timely submitted (each, a “Redeeming Preferred Share”).

The redemption price for each Series A, A1, B1, B2, B3 or Series C1 Shares shall be determined in accordance with the following formula:
IP x (110%) N + D, where
IP = Series A, A1, B1, B2, B3 or Series C1 Issue Price;
N = a fraction the numerator of which is the number of calendar days between date the Series A, A1, B1, B2, B3 or Series C1 Issue Date and the date on which the Redemption Price is paid and the denominator of which is 365;
D = all declared but unpaid dividends on each Series A, A1, B1, B2, B3 or Series C1 Shares up to the date of redemption, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations or mergers.
Warrant
Before the issuance of Series B2 Shares, one of investors entered into a Loan and Guarantee agreement with the Company on February 12, 2018, pursuant to which the investor lent US$5,000,000 to the VIE while the Company issued a warrant to the investor to the right to purchase 211,724 Series B2 Shares at an exercise price of $23.62 per share. On March 21, 2018, the investor exercised the warrant and subscribed to 211,724 Series B2 Preferred Shares. The US$5,000,000 loan has been settled and converted to the investor’s 211,724 entitled shares upon the exercise of the warrant. Given that the outstanding period of the loan and warrant was within a month, the value of the conversion feature in the loan and the warrant was determined to be immaterial.
(1) Accounting of Preferred Shares
The Company classified the Preferred Shares in the mezzanine section of the consolidated balance sheets because they were convertible at the holders’ option any time after the date of issuance of such shares and were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control, including the Company’s failure to complete a Qualified IPO within five years following the date of Series B1 Closing. A Qualified IPO is defined as a firm commitment underwritten public offering of the Ordinary Shares of the Company (or depositary receipts or depositary shares therefor) in the United States pursuant to an effective registration statement under the United States Securities Act of 1933, as amended or in another jurisdiction which results in the Ordinary Shares trading publicly on a recognized international securities exchange approved by the majority Preferred Shareholders, with (i) if such public offering takes place within 5 years of the Series B1 Closing, minimum pre-money
valuation of $5,000,000,000 and minimum gross proceeds to the Company of $500,000,000, or (ii) if such public offering takes place within the year 2018, minimum post-money valuation of $3,000,000,000 and minimum gross proceeds to the Company of $300,000,000. The Preferred Shares are recorded initially at fair value, net of issuance costs.
For the six months ended June 30, 2018 and 2019, the issuance costs incurred were RMB34.4 million and nil.
The Qualified Public Offering deadline is five years following the Closing of Series B1. As such, the failure to complete a Qualified Public Offering by March 4, 2023 would be considered the earliest redemption date for all Preferred Shares.
Based on the Company’s valuation results, the Series B1 Shares were issued on March 4, 2018 at $19.37 per share with an 18% discount compared with the fair value at $22.46 per share of the Series B1 Shares on the issuance date. On March 8, 2018, the Series B2 Shares were issued at $23.62 per share at fair value. Although the Company entered into the cooperation agreement with the B1 investor which would expire in 2021, management concluded the terms were not advantageous in terms of prices or payment terms, and the services covered were not exclusive or unique for the Company, that service fees in the agreement were determined based on market value and that the Company could have obtained similar services with similar prices from other service suppliers. As a result, the cooperation agreement with the investors for the Series B1 Shares were accounted for separately from the issuance of the Series B1 Shares. The Company also determined that the conversion price was higher than the estimated fair value of the ordinary shares on the issuance date and as such that there was no beneficial conversion feature embedded in the issuance of the Series B1 Shares. Accordingly the Company did not separately account for the discount on the issuance price of Series B1 Shares.

The Company recognized accretion to the respective redemption value of the Preferred Shares over the period starting from issuance date to the earliest redemption date according to the redemption price calculation described above except for Series C1 issued to Series C1 investor A, the related accounting treatment was described in (2) Accounting of discount in Series C1 convertible redeemable preferred shares insurance price below. Preferred shares are denominated in USD and the reporting currency of the Company is RMB. Therefore, foreign currency translation adjustments arising from the fluctuation of the exchange rate between USD and RMB are recorded as a separate component of shareholders’ deficit on the consolidated financial statement.
When the preferred shareholders converted their preferred shares to ordinary shares upon completion of the IPO in September 2018, the Company calculated the accretion value of the preferred share through the IPO date and the difference between the carrying value of the preferred shares on the IPO date and the paid-in
capital of ordinary share converted into were recognized in the additional paid-in
capital.
(2) Accounting of the discount offered to Series C1 Investor A
As mentioned above, the per share cash consideration of US$34.47 received from Series C1 Investor A was lower than the appraised fair value of US$36.78 per share. The discount between the fair value and cash consideration was offered since to Series C1 Investor A has entered into a cooperation agreement with the Company and is going to be a future customer of the Company. Therefore, the discount of US$3.35 million (RMB22.8 million) has been accounted for as upfront incentive payment to customer. The upfront incentive payment shall be charged to expense during the one year period in which the Company will provide advertising service to Series C1 Investor A. As of June 30, 2019, the carrying value of the incentive payment was RMB17.1 million, reduced by the amount of advertising services that have been received by the customer to date in 2019.
(3) Accounting of the extinguishment of mezzanine equity related to Series C1 Investor A
As mentioned above, the Company assessed and concluded that the reduction of shares committed from 1,450,520 to 290,104 is an extinguishment of mezzanine equity. The extinguishment of the preferred shares was recorded at fair value on repurchase day. A gain, which was the difference of US$2.68 million (RMB18.3 million) between the excess of the fair value of the consideration over the carrying value of preferred shares upon the repurchase date, was recorded in accumulated deficit as of December 31, 2018.
(4) Agreement for issuance of Series C2 Shares
On August 27, 2018, the Company entered into a share subscription agreement with a subsidiary of Shanghai Dongfang Newspaper Co., Ltd., commonly known as “The Paper”, a leading online news service provider in China. The Paper is a subsidiary of Shanghai United Media Group, which is a wholly state- owned enterprise.
Pursuant to the a share subscription agreement, the Company agreed to issue 1,480,123 Series C2 convertible redeemable preferred shares (or ordinary shares once the Company completes its initial public offering) (“Series C2 Shares”) to The Paper for consideration of US$55,102,061, of which US$20,408,171 or US$13.79 per share (“Series C2 Cash Price”) and certain business and strategic cooperation between The Paper and the Group. To the extent the closing of the share subscription is after the completion of IPO, the same number of ordinary shares will be issued to The Paper in lieu of series C2 preferred shares. The share subscription agreement also provides that The Paper will have the right to designate one director to the Company’s board of directors.
In addition, Shanghai Jifen (VIE entity of the Group) has agreed to issue equity interests representing 1% of its enlarged share capital to The Paper at a nominal price which has not been completed as of June 30, 2019.
Since the share subscription agreement did not represent a firm commitment to issue shares until the regulatory approval is obtained, and the Company has completed IPO in September 2018, the Company has not recognized the issuance of ordinary shares as June 30, 2019.

During September 2019, the aforementioned share subscription was approved by the relevant PRC government authorities and the ordinary shares were issued. Refer to Note 2
3
– Subsequent Events for additional information.